CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 14,999	$ 29,087
Short term deposits	18,111
Trade receivables, net of allowance for doubtful accounts of $65 and $15 as of June 30, 2018 and December 31, 2017, respectively	13,119	10,609
Deferred commissions costs	1,066
Prepaid expenses and other account receivables	1,577	1,074
Total current assets	48,872	40,770
LONG-TERM ASSETS:
Deferred commissions costs	4,675
Deferred taxes, net	5	1,209
Severance pay fund	4,438	4,378
Property and equipment, net	1,409	1,287
Intangible assets, net	960	1,431
Goodwill	30,929	30,929
Other assets	250	152
Total long-term assets	42,666	39,386
Total assets	91,538	80,156
CURRENT LIABILITIES:
Trade payables	1,024	666
Deferred revenues	13,984	11,066
Employees and payroll accruals	5,080	5,730
Accrued expenses and other current liabilities	1,851	3,066
Total current liabilities	21,939	20,528
LONG-TERM LIABILITIES:
Deferred revenues	2,647	2,163
Accrued severance pay	5,996	5,941
Other liabilities	418	321
Total long-term liabilities	9,061	8,425
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.4 par value - Authorized: 32,500,000 shares at June 30, 2018 and December 31, 2017; Issued and outstanding: 21,090,695 shares at June 30, 2018 and 20,718,468 shares at December 31, 2017	2,403	2,361
Additional paid-in capital	177,398	174,693
Receivables on account of shares	(311)
Accumulated other comprehensive loss	(1,411)	(1,222)
Accumulated deficit	(117,541)	(124,629)
Total shareholders' equity	60,538	51,203
Total liabilities and shareholders' equity	$ 91,538	$ 80,156